UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

James M. Odland, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7215
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

Thrivent Mutual Funds Real Estate Securities Fund Schedule of Investments As of March 31, 2006 (unaudited)

Real Estate Securities Fund
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Consumer Discretionary (4.7%)			6,500	CarrAmerica Realty Corporation	$289,965
700	D.R. Horton, Inc.	$23,254	600	CB Richard Ellis Group, Inc.(c)	48,420
700	Fairmont Hotels & Resorts, Inc.(b)	31,290	4,200	CBL & Associates Properties, Inc.(b)	178,290
1,300	Great Wolf Resorts, Inc.(b,c)	15,067	3,000	Cedar Shopping Centers, Inc.(b)	47,520
200	Harrah’s Entertainment, Inc.	15,592	2,800	Cogdell Spencer, Inc.	59,696
19,000	Hilton Hotels Corporation	483,740	3,500	Colonial Properties Trust	175,455
2,300	InterContinental Hotels Group plc(b)	37,766	3,000	Columbia Equity Trust, Inc.	52,740
2,100	Jameson Inns, Inc.(b,c)	5,145	1,600	Commercial Net
300	Lennar Corporation	18,114		Lease Realty, Inc.	37,280
1,500	Lodgian, Inc.(b,c)	20,835	7,600	Corporate Office Properties Trust	347,624
900	Marriott International, Inc.	61,740	300	Countrywide Financial
500	Orient Express Hotels, Ltd.(b)	19,615		Corporation	11,010
500	Pulte Homes, Inc.	19,210	4,000	Cousins Properties, Inc.(b)	133,720
500	Standard Pacific Corporation(b)	16,810	3,300	Crescent Real Estate
15,000	Starwood Hotels & Resorts			Equities Company	69,531
	Worldwide, Inc.	1,015,950	700	Deerfield Triarc
100	Vail Resorts, Inc.(b,c)	3,822		Capital Corporation	9,443

	Total Consumer		12,600	Developers Diversified
	Discretionary	1,787,950		Realty Corporation	689,850

			4,000	DiamondRock
Financials (91.3%)				Hospitality Company(e)	55,240
4,100	Acadia Realty Trust(d)	96,555	3,000	Digital Realty Trust, Inc.	84,510
900	Agree Realty Corporation(b)	28,890	7,700	Duke Realty Corporation	292,215
4,300	Alexandria Real Estate		4,000	Eagle Hospitality
	Equities, Inc.	409,919		Properties Trust, Inc.(b)	40,320
11,100	AMB Property Corporation	602,397	2,900	EastGroup Properties, Inc.(b)	137,576
3,000	American Campus		2,500	Education Realty Trust, Inc.(b)	38,250
	Communities, Inc.(b)	77,730	1,700	Entertainment Properties Trust	71,366
4,900	American Financial Realty Trust	57,085	3,000	Equity Inns, Inc.(b)	48,600
6,200	Apartment Investment &		2,100	Equity Lifestyle Properties, Inc.	104,475
	Management Company	290,780	22,200	Equity Office Properties Trust	745,476
22,800	Archstone-Smith Trust	1,111,956	3,300	Equity One, Inc.	81,048
5,800	Arden Realty Group, Inc.(b)	261,754	26,000	Equity Residential REIT	1,216,540
2,100	Ashford Hospitality Trust(b)	26,040	4,000	Essex Property Trust, Inc.	434,920
1,800	Associated Estates Realty		8,100	Extra Space Storage, Inc.(b)	139,239
	Corporation(b)	20,250	6,100	Federal Realty Investment Trust	458,720
11,000	Avalonbay Communities, Inc.	1,200,100	1,500	FelCor Lodging Trust, Inc.	31,650
800	Bedford Property Investors, Inc.(b)	21,544	1,500	Feldman Mall Properties, Inc.(b)	18,375
7,000	BioMed Realty Trust, Inc.	207,480	200	Fidelity National Financial, Inc.	7,106
300	BNP Residential Properties, Inc.(b)	5,040	400	First American Corporation	15,664
14,000	Boston Properties, Inc.	1,305,500	1,300	First Industrial Realty Trust, Inc.(b)	55,497
9,881	Brandywine Realty Trust	313,821	4,200	First Potomac Realty Trust	118,650
4,800	BRE Properties, Inc.	268,800	3,200	Forest City Enterprises	150,880
800	Brookfield Asset Management, Inc.	44,048	24,800	General Growth Properties, Inc.	1,211,976
16,700	Brookfield Properties Corporation	570,305	100	Getty Realty Corporation(b)	2,910
7,800	Camden Property Trust	561,990	1,500	Glenborough Realty Trust, Inc.(b)	32,625
400	Capital Trust, Inc.(b)	12,448

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Fund
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Financials — continued			5,800	New Plan Excel Realty Trust, Inc.(b)	$150,452
3,800	Glimcher Realty Trust(b)	$107,920	3,000	Newcastle Investment Corporation(b)	71,760
900	Global Signal, Inc.(b)	44,280	1,200	Newkirk Realty Trust, Inc.(b)	21,708
4,600	GMH Communities Trust	53,544	3,500	NorthStar Realty
1,300	Gramercy Capital Corporation(b)	32,409		Finance Corporation	38,325
3,800	Health Care Property Investors, Inc.	107,920	2,700	Omega Healthcare Investors, Inc.	37,854
1,600	Health Care REIT, Inc.	60,960	5,200	Pan Pacific Retail Properties, Inc.	368,680
3,500	Healthcare Realty Trust, Inc.	130,830	1,600	Parkway Properties, Inc.(b)	69,888
2,300	Heritage Property Investment Trust(b)	91,057	2,700	Pennsylvania Real Estate
4,200	Hersha Hospitality Trust(b)	41,118		Investment Trust(b)	118,800
3,500	Highland Hospitality Corporation(b)	44,485	1,400	Plum Creek Timber
4,600	Highwoods Properties, Inc.	155,158		Company, Inc.	51,702
3,800	Home Properties, Inc.	194,180	5,000	Post Properties, Inc.(b)	222,500
700	HomeBanc Corporation(b)	6,153	29,008	ProLogis Trust	1,551,928
2,900	Hospitality Properties Trust	126,643	2,300	PS Business Parks, Inc.	128,616
46,600	Host Marriott Corporation	997,240	11,200	Public Storage, Inc.	909,776
7,500	HRPT Properties Trust	88,050	1,000	RAIT Investment Trust(b)	28,240
2,500	Inland Real Estate Corporation(b)	40,775	1,800	Ramco-Gershenson
4,700	Innkeepers USA Trust(b)	79,665		Properties Trust(b)	54,486
4,500	iStar Financial, Inc.	172,260	600	Rayonier, Inc. REIT	27,354
2,400	Jer Investors Trust, Inc.(b)	39,888	1,500	Realty Income Corporation(b)	36,315
100	Jones Lang LaSalle, Inc.	7,654	11,200	Reckson Associates
4,600	Kilroy Realty Corporation	355,396		Realty Corporation	513,184
19,500	Kimco Realty Corporation	792,480	10,500	Regency Centers Corporation	705,495
7,100	Kite Realty Group Trust	113,245	4,700	Republic Property Trust	55,319
2,100	KKR Financial Corporation	47,103	600	Saul Centers, Inc.(b)	26,346
5,500	LaSalle Hotel Properties	225,500	6,200	Senior Housing Property Trust	112,220
3,200	Lexington Corporate		2,800	Shurgard Storage Centers, Inc.	186,564
	Properties Trust	66,720	27,500	Simon Property Group, Inc.	2,313,849
7,600	Liberty Property Trust(b)	358,416	400	Sizeler Property Investors, Inc.(b)	5,904
800	LTC Properties, Inc.	18,608	8,300	SL Green Realty Corporation	842,450
8,200	Macerich Company	606,390	1,700	Sovran Self Storage, Inc.	93,840
7,000	Mack-Cali Realty Corporation	336,000	9,000	Spirit Finance Corporation	109,800
6,000	Maguire Properties, Inc.(b)	219,000	700	St. Joe Company(b)	43,988
2,300	Medical Properties Trust, Inc.(b)	24,840	4,900	Strategic Hotel Capital, Inc.(b)	114,072
4,000	MeriStar Hospitality Corporation(c)	41,520	3,500	streetTRACKS SPDR
2,800	Mid-America Apartment			Homebuilders ETF	156,625
	Communities, Inc.	153,300	2,100	Sun Communities, Inc.	74,235
5,200	Mills Corporation(b)	145,600	6,400	Sunstone Hotel Investors, Inc.(b)	185,408
1,100	MortgageIT Holdings, Inc.(b)	11,913	2,900	Tanger Factory Outlet
500	National Health Investors, Inc.(b)	12,700		Centers, Inc.(b)	99,789
5,000	Nationwide Health		6,100	Taubman Centers, Inc.	254,187
	Properties, Inc.(b)	107,500	500	Thornburg Mortgage, Inc.(b)	13,530
5,000	Neuberger Berman Realty		200	Trammell Crow Company(b,c)	7,132
	Income Fund, Inc.	102,300	16,000	Trizec Properties, Inc.	411,680
200	New Century		1,900	Trustreet Properties, Inc.(b)	28,861
	Financial Corporation(b)	9,204

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Fund
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (96.1%)	Value	Shares Common Stock (96.1%)		Value

Financials — continued			Health Care (f)
15,500	United Dominion		400 Sunrise Senior Living, Inc.(c)		$15,588

	Realty Trust, Inc.(b)	$442,370	Total Health Care		15,588

300	Universal Health Realty Income Trust(b)	10,959
600	Urstadt Biddle Properties(b)	10,800	Telecommunications Services (0.1%)
9,000	U-Store-It Trust	181,350	700 American Tower Corporation(c)		21,224

12,600	Ventas, Inc.	418,068	Total Telecommunications
13,500	Vornado Realty Trust	1,296,000	Services		21,224

900	Washington Real Estate

	Investment Trust	32,688	Total Common Stock
3,300	Weingarten Realty Investors	134,475	(cost $31,802,664)		36,269,929

2,700	Windrose Medical Properties Trust	40,716
2,300	Winston Hotels, Inc.(b)	26,151

	Total Financials	34,445,167

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.3%)		Rate(g)	Date	Value

4,271,174	Thrivent Financial Securities Lending Trust		4.770%	N/A	$4,271,174

	Total Collateral Held for Securities Loaned
	(cost $4,271,174)				4,271,174

			Interest	Maturity
Shares	Short-Term Investments (3.8%)		Rate(g)	Date	Value

1,449,735	Thrivent Money Market Fund		4.400%	N/A	$1,449,735

	Total Short-Term Investments (at amortized cost)				1,449,735

	Total Investments (cost $37,523,573) 111.2%				$41,990,838

	Other Assets and Liabilities, Net (11.2%)				(4,259,576)

	Total Net Assets 100.0%				$37,731,262

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) Designated as cover for long settling trades.

(e) Denotes investments purchased on a when-issued basis.

(f) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Real Estate Securities Fund.

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(h) Denotes Unrealized Appreciation and Depreciation

Gross Unrealized Appreciation	$4,617,689
Gross Unrealized Depreciation	(150,424)

Net unrealized appreciation (depreciation)	4,467,265
Cost for federal income tax purposes	$37,523,573

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options — All Funds except the Money Market Fund may buy put and call options and write covered put and call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Investments in High-Yielding Securities — The High Yield Fund and High Yield Fund II invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 26, 2006	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret
____________________
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 26, 2006	By: /s/ Pamela J. Moret
____________________
Pamela J. Moret
President

Date: May 26, 2006	By: /s/ Gerard V. Vaillancourt
____________________
Gerard V. Vaillancourt
Treasurer